UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22845

Investment Company Act File Number

Babson Capital Funds Trust

(Exact Name of Registrant as Specified in Charter)

550 South Tryon Street, Suite 3300, Charlotte, NC 28202

(Address of Principal Executive Offices)

Janice M. Bishop

Vice President, Secretary and Chief Legal Officer

c/o Babson Capital Management LLC

Independence Wharf

470 Atlantic Avenue, Boston MA 02210

(Name and Address of Agent for Services)

(704) 805-7200

(Registrant’s Telephone Number, Including Area Code)

June 30

Date of Fiscal Year End

March 31

Date of Reporting Period

Item 1. Schedule of Investments

Babson Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2014

	Effective Interest Rate ‡	Due Date	Principal	Cost	Fair Value
Fixed Income — 95.3%*:

Bank Loans — 84.7%*§:

Aerospace and Defense — 0.7%*:
DAE Aviation Holdings, Inc.	7.75%	8/5/2019	142,982	$141,586	$145,306
TransDigm Group, Inc.	3.75%	2/28/2020	497,481	495,166	497,481

Total Aerospace and Defense			640,463	636,752	642,787

Automobile — 0.8%*:
American Tire Distributors Holdings, Inc.	6.00%	6/30/2018	174,984	174,547	175,859
Chrysler Group LLC	3.25%	12/31/2018	386,902	385,017	385,130
Cooper Standard Automotive, Inc.	4.50%	4/4/2021	120,184	119,583	120,260

Total Automobile			682,070	679,147	681,249

Beverage, Food and Tobacco — 2.0%*:
Acosta, Inc.	4.25%	3/2/2018	462,510	464,327	464,129
CEC Entertainment Concepts LP	4.25%	2/14/2021	253,038	251,789	251,141
Del Monte Foods, Inc.	4.25%	2/18/2021	250,000	248,768	250,307
Del Monte Foods, Inc.	8.25%	8/18/2021	156,342	154,794	155,365
Diamond Foods, Inc.	4.25%	8/20/2018	58,662	58,375	58,772
JBS USA Holdings, Inc.	3.75%	9/18/2020	497,500	498,680	495,948

Total Beverage, Food and Tobacco			1,678,052	1,676,733	1,675,662

Broadcasting and Entertainment — 5.1%*:
Charter Communications Operating LLC	3.00%	1/3/2021	498,744	497,521	493,981
Cumulus Media Holdings, Inc.	4.25%	12/23/2020	373,983	370,373	375,385
Learfield Communications, Inc.	5.00%	10/9/2020	418,549	416,592	419,595
Learfield Communications, Inc.	8.75%	10/9/2021	1,000,000	1,022,079	1,020,000
Telecommunications Management LLC	5.00%	4/30/2020	70,168	70,168	70,256
Tyrol Acquisitions 2 SAS+	3.23%	1/29/2016	1,158,726	1,515,808	1,539,458
Univision Communications, Inc.	4.00%	3/1/2020	496,241	495,078	495,268

Total Broadcasting and Entertainment			4,016,411	4,387,619	4,413,943

Buildings and Real Estate — 2.7%*:
Autobahn Tank & Rast GmbH+	3.73%	12/4/2018	250,000	336,369	344,681
Autobahn Tank & Rast GmbH+	3.98%	12/4/2019	200,000	271,730	277,941
Financiere Gaillon 7+	7.25%	4/16/2018	29,697	38,061	41,117
Interline Brands, Inc.	4.00%	3/15/2021	86,292	86,077	86,185
Monier Group Gmbh+	6.00%	4/16/2018	89,775	119,024	124,297
Monier Group Gmbh+	7.25%	4/16/2015	62,321	80,477	86,285
Monier Group Gmbh+	7.25%	4/16/2018	269,953	359,557	373,759
Quikrete Holdings, Inc.	4.00%	9/28/2020	995,000	990,354	996,035

Total Buildings and Real Estate			1,983,038	2,281,649	2,330,300

Cargo Transport — 1.0%*:
CEVA Group PLC	6.50%	3/4/2019	72,607	71,518	72,304
CEVA Intercompany B.V.	6.50%	3/19/2021	76,567	75,419	76,248
CEVA Logistics Canada ULC	5.73%	3/19/2021	13,201	13,003	13,146
CEVA Logistics US Holdings, Inc.	6.50%	3/4/2021	105,610	104,026	105,170
Direct ChassisLink, Inc.	8.25%	10/31/2019	498,810	491,730	498,810
Mirror Bidco Corp.	4.25%	12/27/2019	63,023	62,714	63,128

Total Cargo Transport			829,818	818,410	828,806

Chemicals, Plastics and Rubber — 3.8%*:
Chromaflo Technologies Corp.	4.50%	12/2/2019	624,840	625,940	626,402
Flint Group SA+	5.48%	12/30/2016	1,000,000	993,412	1,005,830
OCI Beaumont LLC	6.25%	8/20/2019	138,041	137,387	139,421
Univar, Inc.	5.00%	6/30/2017	997,427	995,518	994,375
Vantage Specialties, Inc.	5.00%	2/10/2019	497,471	496,317	501,202

Total Chemicals, Plastics and Rubber			3,257,779	3,248,574	3,267,230

Babson Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2014

Effective Interest Rate ‡		Due Date	Principal	Cost	Fair Value
Containers, Packaging and Glass — 3.6%*:
Ardagh Holdings USA, Inc.	4.25%	12/17/2019	73,834	$73,480	$74,065
Chesapeake Corp.	4.25%	9/30/2020	839,655	839,776	840,705
Chesapeake Corp.	4.25%	1/4/2021	250,000	249,384	252,500
Chesapeake Corp.+	6.00%	9/30/2020	497,500	792,596	834,383
Coveris+	5.25%	5/8/2019	387,674	385,852	391,671
Coveris	5.75%	5/8/2019	498,750	685,032	692,469

Total Containers, Packaging and Glass			2,547,413	3,026,120	3,085,793

Diversified/Conglomerate Manufacturing — 2.8%*:
Applied Systems, Inc.	4.25%	1/25/2021	67,656	67,490	67,825
Filtration Group Corp.	4.50%	11/21/2020	366,043	364,291	368,177
Information Resources, Inc.	4.75%	9/30/2020	158,640	157,897	159,301
Marine Acquisition Corp.	5.25%	1/30/2021	110,804	110,261	111,219
Quality Home Brands Holdings	7.75%	5/25/2018	263,014	260,511	264,547
Rexnord LLC	4.00%	8/20/2020	926,379	921,109	926,370
STS Operating, Inc.	4.75%	2/19/2021	316,892	317,230	319,269
ValleyCrest Co. LLC	5.50%	6/13/2019	165,831	166,800	167,075

Total Diversified/Conglomerate Manufacturing			2,375,259	2,365,589	2,383,783

Diversified/Conglomerate Service — 9.1%*:
Aquilex Holdings LLC	5.00%	12/31/2020	200,142	199,655	200,727
Atrium Innovations, Inc.+	4.25%	2/15/2021	153,570	152,813	152,994
Atrium Innovations, Inc.+	7.75%	8/13/2021	598,409	608,760	606,637
Brickman Group Ltd. LLC	7.50%	12/17/2021	82,406	82,003	83,848
EIG Investors Corp.	5.00%	11/9/2019	600,024	602,578	603,024
Garda World Security Corp.+	4.00%	11/8/2020	173,925	173,101	174,142
MultiPlan, Inc.	4.00%	3/6/2021	381,803	380,849	380,849
Northgate Information Solutions+	4.23%	3/7/2018	500,000	667,356	669,310
Northgate Information Solutions+	4.73%	3/6/2018	500,000	667,356	669,310
Power Team Services LLC	8.25%	11/6/2020	500,000	495,229	495,000
Protection One, Inc.	4.25%	3/21/2019	357,827	356,806	356,710
Rent-A-Center, Inc.	3.75%	2/6/2021	700,000	696,500	696,500
RP Crown Parent LLC	6.00%	12/21/2018	555,160	557,495	552,845
RP Crown Parent LLC	11.25%	12/20/2019	678,572	693,617	687,054
Sabre, Inc.	4.50%	2/19/2019	497,500	497,500	497,251
Triple Point Technology, Inc.	5.25%	7/10/2020	445,033	405,586	418,331
Triple Point Technology, Inc.	9.25%	7/9/2021	182,877	168,755	166,876
Verint Systems, Inc.	3.50%	9/6/2019	294,311	293,589	293,355
Vogue International, Inc.	5.25%	2/14/2020	145,474	143,866	145,656

Total Diversified/Conglomerate Service			7,547,033	7,843,414	7,850,419

Ecological — 0.6%*:
ADS Waste Holdings, Inc.	3.75%	10/9/2019	476,779	476,779	475,520

Electronics — 2.8%*:
AI Avocado Holding B.V.+	4.98%	11/17/2020	500,000	681,472	688,825
Freescale Semiconductor, Inc.	4.25%	2/28/2020	998,034	998,034	1,001,457
Kronos, Inc.	4.50%	10/30/2019	198,839	197,439	200,181
Kronos, Inc.	9.75%	4/30/2020	221,994	220,363	229,764
Magic Newco LLC+	5.00%	12/12/2018	96,354	96,354	97,197
Omnitracs, Inc.	4.75%	11/25/2020	73,280	72,931	73,982
Presidio, Inc.	4.75%	3/31/2017	141,726	141,018	142,347

Total Electronics			2,230,227	2,407,611	2,433,753

Farming and Agriculture — 0.2%*:
Dole Food Co., Inc.	4.50%	11/1/2018	151,920	151,219	152,490

Finance — 10.3%*:
AssuredPartners Capital, Inc.	4.50%	3/31/2021	307,844	306,305	306,305
AssuredPartners Capital, Inc.	8.00%	3/19/2022	136,864	135,495	135,495
Confie Seguros Holdings II Co.	5.75%	11/9/2018	455,703	453,638	456,045
Confie Seguros Holdings II Co.	10.25%	5/8/2019	297,015	297,015	298,316

Babson Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2014

Effective Interest Rate ‡		Due Date	Principal	Cost	Fair Value
Finance (continued):
Cunningham Lindsey US, Inc.	9.25%	6/10/2020	255,589	$256,225	$254,950
Evertec Group LLC	3.50%	4/17/2020	676,534	664,131	667,021
First Data Corp.	3.73%	3/24/2017	500,000	500,000	499,165
First Data Corp.	4.23%	3/23/2018	500,000	497,189	500,835
Moneygram International, Inc.	4.25%	3/27/2020	91,581	91,467	91,695
National Financial Partners Corp.	5.25%	7/1/2020	133,198	133,198	133,823
Nuveen Investments, Inc.	4.23%	5/13/2017	500,000	495,663	501,160
Nuveen Investments, Inc.	6.50%	2/28/2019	500,000	490,748	500,625
P2 Newco Acquisition, Inc.	5.50%	10/22/2020	465,306	460,924	467,926
P2 Newco Acquisition, Inc.	9.50%	10/22/2021	500,000	495,255	505,000
SAM Finance Lux Sarl+	4.23%	12/17/2020	498,750	804,589	830,452
SAM Finance Lux Sarl+	4.25%	12/17/2020	498,750	496,339	499,688
Sedgwick, Inc.	3.75%	3/1/2021	500,000	498,762	494,375
Sedgwick, Inc.	6.75%	2/28/2022	561,418	560,698	557,561
Ship US Bidco, Inc.+	4.50%	11/30/2019	375,830	372,271	377,476
TransUnion LLC	4.00%	3/17/2021	500,000	498,750	500,835
TransUnion LLC	4.25%	2/10/2019	184,640	184,640	184,526
VFH Parent LLC	5.75%	11/6/2019	119,700	120,341	120,897

Total Finance			8,558,722	8,813,643	8,884,171

Healthcare, Education and Childcare — 12.3%*:
Accellent, Inc.	4.50%	2/19/2021	450,980	450,980	450,227
Aenova Holding GmbH+	5.23%	9/27/2019	600,000	798,843	827,830
Britax US Holdings, Inc.	4.50%	10/15/2020	438,534	436,473	415,511
CareCore National LLC	5.50%	2/6/2021	377,797	379,827	379,844
CEVA Sante Animale+	4.50%	3/31/2021	700,000	960,478	961,944
Community Health Systems, Inc.	4.25%	1/27/2021	337,715	336,058	340,312
Connolly Holdings, Inc.	5.00%	1/29/2021	288,492	289,191	291,137
Drumm Investors LLC	5.00%	5/4/2018	985,392	975,335	973,074
Envision Healthcare Corp.	4.00%	5/25/2018	496,171	496,171	496,514
Heartland Dental Care, Inc.	5.50%	12/21/2018	391,028	389,191	392,819
Kindred Healthcare, Inc.	4.00%	4/9/2021	206,613	206,096	207,129
PharMedium Healthcare Corp.	4.25%	1/28/2021	102,686	102,183	102,622
PharMedium Healthcare Corp.	7.75%	1/28/2022	93,590	93,130	94,643
Phibro Animal Health Corp.	4.00%	3/10/2021	178,608	178,161	178,608
PRA Holdings, Inc.	4.50%	9/23/2020	861,863	853,850	858,269
RadNet Management, Inc.	4.25%	10/10/2018	123,967	123,502	123,554
RadNet Management, Inc.	8.00%	3/5/2021	118,044	116,865	117,306
Sheridan Holdings, Inc.	8.25%	12/31/2021	66,570	66,247	68,068
Synarc-Biocore Holdings LLC	5.50%	3/5/2021	500,000	495,016	498,125
Synarc-Biocore Holdings LLC	9.25%	3/4/2022	500,000	495,014	497,500
TriZetto Group, Inc. (The)	4.75%	5/2/2018	869,893	819,069	865,544
Tunstall Group Holdings Ltd.+	5.23%	10/16/2020	500,000	791,905	779,918
Vitalia Holdco Sarl+	5.23%	7/27/2018	500,000	666,477	690,175

Total Healthcare, Education and Childcare			9,687,943	10,520,062	10,610,673

Home and Office Furnishings, Housewares, and Durable Consumer Products — 0.6%*:
Leslie’s Poolmart, Inc.	4.25%	10/16/2019	546,881	546,881	547,564

Hotels, Motels, Inns and Gaming — 1.8%*:
Gala Group Ltd.+	5.23%	5/25/2018	500,000	800,200	836,334
La Quinta Intermediate Holdings LLC	4.00%	2/19/2021	264,860	263,536	264,697
Marina District Finance Co., Inc.	6.75%	8/15/2018	378,436	374,836	383,480
Orient-Express Hotels Ltd.	4.00%	2/28/2021	84,291	83,870	84,466

Total Hotels, Motels, Inns and Gaming			1,227,587	1,522,442	1,568,977

Insurance — 2.0%*:
AmWINS Group LLC	5.00%	9/6/2019	153,308	152,949	154,219
Asurion LLC	5.00%	5/24/2019	487,909	485,629	488,704
Asurion LLC	8.50%	3/3/2021	52,738	51,953	54,386

Babson Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2014

Effective Interest Rate ‡		Due Date	Principal	Cost	Fair Value
Insurance (continued):
Hub International Ltd.	4.75%	10/2/2020	995,000	$990,361	$995,418

Total Insurance			1,688,955	1,680,892	1,692,727

Leisure, Amusement, Entertainment — 0.3%*:
Jacobs Entertainment, Inc.	5.25%	10/29/2018	58,564	58,564	58,857
Town Sports International, Inc.	4.50%	11/15/2020	180,872	180,014	178,687

Total Leisure, Amusement, Entertainment			239,436	238,578	237,544

Machinery Non-Agriculture, Non-Construction, Non-Electronic — 1.7%*:
Capital Safety North America Holdings, Inc.	4.00%	3/13/2021	381,750	381,273	380,987
Capital Safety North America Holdings, Inc.	7.25%	3/13/2022	251,661	251,346	253,078
Intelligrated, Inc.	4.50%	7/30/2018	121,110	120,828	121,110
Milacron LLC	4.00%	3/30/2020	245,146	244,779	244,994
Silver II US Holdings LLC	4.00%	12/13/2019	485,731	485,731	484,366

Total Machinery Non-Agriculture, Non-Construction, Non-Electronic			1,485,398	1,483,957	1,484,535

Mining, Steel, Iron and Non-Precious Metals — 1.9%*:
Boomerang Tube LLC	11.00%	10/11/2017	259,649	253,906	251,860
H.C. Starck GmbH+	4.73%	12/30/2014	250,000	339,625	339,033
H.C. Starck GmbH+	4.73%	12/30/2015	250,000	339,625	340,755
Metal Services LLC	6.00%	6/30/2017	106,619	106,619	107,241
Murray Energy Corp.	5.25%	12/5/2019	397,701	395,814	400,683
TMS International Corp.	4.50%	10/16/2020	216,181	215,168	216,451

Total Mining, Steel, Iron and Non-Precious Metals			1,480,150	1,650,757	1,656,023

Oil and Gas — 3.6%*:
Drillships Financing Holding, Inc.	6.00%	3/31/2021	76,706	77,461	78,064
Equipower Resources Holdings LLC	4.25%	12/31/2019	108,325	108,065	108,664
Fieldwood Energy LLC	8.38%	9/30/2020	700,000	722,750	728,147
Quicksilver Resources, Inc.	7.00%	6/21/2019	500,000	490,559	497,815
Sabine Oil & Gas LLC	8.75%	12/31/2018	700,000	711,960	708,316
Seadrill Partners Finco LLC	4.00%	2/21/2021	698,250	691,325	695,960
Western Refining, Inc.	4.25%	11/12/2020	284,828	284,828	286,964

Total Oil and Gas			3,068,109	3,086,948	3,103,930

Personal and Non-Durable Consumer Products Mfg. Only — 1.2%*:
Pacific Industrial Services US Finco LLC+	5.00%	10/2/2018	995,000	990,468	1,007,437

Personal, Food and Miscellaneous — 1.2%*:
Cucina Acquisition (UK) Ltd.+	3.98%	9/12/2016	500,000	779,784	824,939
Redtop Acquisitions Ltd.+	8.25%	5/31/2021	158,762	156,858	162,731

Total Personal, Food and Miscellaneous			658,762	936,642	987,670

Printing and Publishing — 2.1%*:
Emap B2B+	5.13%	10/31/2017	221,927	339,455	353,337
Emap B2B+	5.13%	10/31/2017	334,745	456,809	442,715
EMI Music Publishing Ltd.	3.75%	6/29/2018	268,779	268,779	268,588
Springer Science and Business Media GmbH+	5.00%	8/14/2020	497,500	495,140	497,873
SuperMedia, Inc.	11.60%	12/30/2016	300,729	229,161	224,482

Total Printing and Publishing			1,623,680	1,789,344	1,786,995

Retail Stores — 6.3%*:
Advantage Sales and Marketing, Inc.	4.25%	12/18/2017	120,553	119,982	120,980
Alliance Boots Holdings Ltd.+	4.98%	7/9/2018	1,000,000	1,676,842	1,670,284
BJ’s Wholesale Club, Inc.	4.50%	9/26/2019	136,002	135,363	136,342
FleetPride Corp.	5.25%	11/19/2019	996,222	979,770	982,275
Hudson’s Bay Co.+	4.75%	11/4/2020	735,668	728,708	744,864

Babson Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2014

Effective Interest Rate ‡			Due Date	Principal	Cost	Fair Value
Retail Stores (continued):
J Crew Group, Inc.	4.00%		3/5/2021	938,252	$933,587	$935,672
Smart and Final Stores LLC	4.75%		11/15/2019	278,315	277,645	278,315
The Talbots, Inc.	5.00%		3/13/2020	500,000	497,500	499,375
The Talbots, Inc.	8.25%		3/12/2021	80,326	79,472	81,531

Total Retail Stores				4,785,338	5,428,869	5,449,638

Telecommunications — 3.6%*:
Altice Financing SA+	5.50%		7/15/2019	264,961	267,664	270,149
CDS Holdco III B.V.+	4.98%		8/31/2020	500,000	672,303	693,564
Com Hem Communications AB+	5.23%		3/29/2018	10,000,000	1,530,579	1,521,870
Sungard Availability Services Capital, Inc.	6.00%		3/25/2019	612,660	609,597	613,426

Total Telecommunications				11,377,621	3,080,143	3,099,009

Utilities — 0.6%*:
Calpine Construction Finance Co. LP	3.00%		5/3/2020	498,744	498,549	489,642
Exgen Renewables I LLC	5.25%		2/8/2021	63,635	63,322	64,510

Total Utilities				562,379	561,871	554,152

Total Bank Loans				76,402,223	72,331,113	72,892,780

Corporate Bonds — 10.6%*:

Automobile — 0.2%*:
Grupo Antolin Dutch B.V.+	4.75%		4/1/2021	100,000	138,615	139,308

Beverage, Food and Tobacco — 0.4%*:
Albain Bidco Norway AS+	6.66%	#	11/1/2020	1,000,000	166,715	167,006
Findus Bondco SA+	9.13%		7/1/2018	100,000	141,326	150,376

Total Beverage, Food and Tobacco				1,100,000	308,041	317,382

Broadcasting and Entertainment — 0.2%*:
CET 21 Spol Sro+	9.00%		11/1/2017	100,000	142,068	147,409

Chemicals, Plastics and Rubber — 0.6%*:
Pinnacle Operating Corp.^	9.00%		11/15/2020	500,000	539,895	540,000

Containers, Packaging and Glass — 0.8%*:
Innovia Group Finance PLC+	5.29%	#	3/31/2020	500,000	685,239	695,713

Finance — 1.8%*:
Equiniti Newco 2 PLC+	6.27%	#	12/15/2018	750,000	1,214,594	1,265,992
Galaxy Bidco Ltd.+	5.52%	#	11/15/2019	100,000	160,903	168,382
Lowell Group Financing PLC+	5.88%		4/1/2019	100,000	166,730	166,332

Total Finance				950,000	1,542,227	1,600,706

Grocery — 0.2%*:
Premier Foods Finance PLC+	5.52%	#	3/15/2020	100,000	167,370	168,382

Healthcare, Education and Childcare — 0.9%*:
Care UK Health & Social Care PLC+	9.75%		8/1/2017	100,000	164,963	177,348
Unilabs Subholding AB+	7.53%	#	7/15/2018	400,000	551,586	564,836

Total Healthcare, Education and Childcare				500,000	716,549	742,184

Insurance — 1.5%*:
Hastings Insurance Group Finance PLC+	6.52%	#	10/21/2019	150,000	237,625	251,323
Hastings Insurance Group Finance PLC+	8.00%		10/21/2020	100,000	159,915	174,217
Towergate Finance PLC+	6.02%	#	2/15/2018	500,000	796,762	846,079

Total Insurance				750,000	1,194,302	1,271,619

Leisure, Amusement, Entertainment — 2.0%*:
Travelex Financing PLC+	6.52%	#	8/1/2018	700,000	1,119,949	1,184,510
Travelex Financing PLC+	8.00%		8/1/2018	100,000	158,272	181,893
Vougeot Bidco PLC+	5.53%	#	7/15/2020	250,000	338,673	349,579

Total Leisure, Amusement, Entertainment				1,050,000	1,616,894	1,715,982

Babson Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2014

Effective Interest Rate ‡			Due Date	Principal	Cost	Fair Value
Machinery Non-Agriculture,
Non-Construction, Non-Electronic — 0.1%*:
Channel Link Enterprises Finance PLC+	3.64%	#	6/30/2050	100,000	$128,245	$134,665

Personal Transportation — 0.6%*:
Bond Mission Critical Services PLC+	6.27%	#	5/1/2019	300,000	476,839	497,644

Personal, Food and Miscellaneous — 0.2%*:
TeamSystem Holding SpA+	7.38%		5/15/2020	100,000	132,440	146,661

Retail Stores — 0.9%*:
Brighthouse Group PLC+	7.88%		5/15/2018	150,000	244,934	265,337
HSS Financing PLC+	6.75%		8/1/2019	100,000	165,525	172,967
New Look Bondco I PLC+	8.75%		5/14/2018	200,000	324,816	357,623

Total Retail Stores				450,000	735,275	795,927

Telecommunications — 0.2%*:
Manutencoop Facility Management SpA+	8.50%		8/1/2020	100,000	132,029	152,575

Total Corporate Bonds				6,700,000	8,656,028	9,066,157

Total Fixed Income				83,102,223	80,987,141	81,958,937

Short-Term Investment — 10.7%*:

Bank Deposit — 10.7%*:
State Street Bank & Trust Co. Euro Time Deposit	0.01%		4/1/2014	9,209,854	9,209,854	9,209,854

Total Investments				92,312,077	90,196,995	91,168,791

Other assets and liabilities – (6.0%)*						(5,145,968)

Net Assets – 100.0%						$86,022,823

‡	The effective interest rates are based on settled commitment amount.
*	Calculated as a percentage of net assets applicable to common shareholders.
+	Foreign security.
Distributions of investments by country of issue (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

US United States	61.8%
UK United Kingdom	17.3%
DE Germany	5.2%
FR France	3.9%
SE Sweden	2.5%
CA Canada	2.1%
NL Netherlands	1.9%
ES Spain	1.6%
AU Australia	1.2%
Other (Individually less than 1%)	2.5%

Total	100.0%

^	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.
§	Bank loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for bank loans are the current interest rates at March 31, 2014. Bank loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown.
#	Variable rate security. The interest rate shown is the rate in effect at March 31, 2014.

Babson Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2014

A summary of outstanding financial instruments at March 31, 2014 is as follows:

Forward Foreign Currency Exchange Contracts to Sell

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION
04/11/14	State Street Bank & Trust Co.	EUR	8,706,338	11,994,048	12,069,901	$75,853
04/11/14	State Street Bank & Trust Co.	GBP	6,914,505	11,526,730	11,556,992	30,262
04/11/14	State Street Bank & Trust Co.	NOK	1,024,094	170,971	171,036	65
04/11/14	State Street Bank & Trust Co.	SEK	9,855,298	1,522,474	1,541,425	18,951

Net unrealized appreciation on forward foreign exchange contracts to sell						$125,131

Currency Legend

EUR – Euro

GBP – British Pound Sterling

NOK – Norwegian Krona

SEK – Swedish Krona

Babson Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2014

	Effective Interest Rate ‡	Due Date	Principal	Cost	Fair Value
Fixed Income — 97.8%*:

Asset-Backed Securities — 13.4%*:
CDO/CLO — 13.4%*:
Apidos CLO XII^	5.14%#	4/15/2025	500,000	$443,775	$440,059
Apidos CLO XV^	5.75%#	10/20/2025	500,000	459,803	455,318
Avery Point CLO Ltd. 2014-1 AE	4.83%	4/25/2026	500,000	458,200	458,200
BlueMountain CLO Ltd.^	Zero Coupon	4/30/2026	250,000	237,500	237,500
Carlyle Global Market Strategies CLO 2013-4 Ltd.^	4.74%#	10/15/2025	500,000	459,943	455,037
Carlyle Global Market Strategies CLO 2013-4 Ltd.^	5.44%#	10/15/2025	500,000	451,789	450,070
Dryden 30 Senior Loan Fund^	5.24%#	11/15/2025	725,000	699,477	678,639
Dryden Senior Loan Fund^	5.62%#	4/18/2026	500,000	458,336	456,373
Eaton Vance CDO VII PLC+	1.00%#	3/25/2026	300,000	354,001	366,169
Flatiron CLO 2013-1 Ltd.	5.64%#	1/17/2026	500,000	457,990	459,903
GoldenTree Loan Opportunities VII Ltd.	5.49%#	4/25/2025	500,000	464,090	461,719
Goldentree Loan Opportunities VIII Ltd.	4.67%#	4/19/2026	500,000	459,750	459,750
ING IM CLO 2013-2 Ltd.	5.74%#	4/25/2025	500,000	463,656	453,714
LCM XV LP	4.68%#	8/25/2024	500,000	462,785	451,243
Madison Park Funding XIII Ltd.^	3.54%#	1/19/2025	500,000	479,937	480,155
Tyron Park CLO Ltd.^	4.64%#	7/15/2025	500,000	460,484	452,684

Total CDO/CLO			7,775,000	7,271,516	7,216,533

Total Asset-Backed Securities			7,775,000	7,271,516	7,216,533

Bank Loans — 32.0%*§:

Automobile — 0.2%*:
American Tire Distributors Holdings, Inc.	6.00%	6/30/2018	87,492	87,274	87,930

Beverage, Food and Tobacco — 0.2%*:
CEC Entertainment Concepts LP	4.25%	2/14/2021	126,519	125,894	125,570

Broadcasting and Entertainment — 2.7%*:
Learfield Communications, Inc.	5.00%	10/8/2020	209,275	208,296	209,797
Tyrol Acquisitions 2 SAS+	3.23%	1/29/2016	926,980	1,212,647	1,231,566

Total Broadcasting and Entertainment			1,136,255	1,420,943	1,441,363

Buildings and Real Estate — 1.3%*:
Monier Group Gmbh+	6.00%	4/16/2018	500,000	659,163	692,269

Cargo Transport — 1.2%*:
CEVA Group PLC	6.50%	3/4/2019	36,303	35,759	36,152
CEVA Intercompany B.V.	6.50%	3/19/2021	38,284	37,709	38,124
CEVA Logistics Canada ULC	5.73%	3/19/2021	6,600	6,502	6,573
CEVA Logistics US Holdings, Inc.	6.50%	3/4/2021	52,805	52,013	52,585
Direct ChassisLink, Inc.	8.25%	10/31/2019	498,810	491,730	498,810

Total Cargo Transport			632,802	623,713	632,244

Chemicals, Plastics and Rubber — 1.9%*:
Flint Group SA+	5.48%	12/30/2016	217,710	216,276	218,979
Flint Group SA+	5.48%	12/31/2016	782,290	777,136	786,851

Total Chemicals, Plastics and Rubber			1,000,000	993,412	1,005,830

Containers, Packaging and Glass — 3.0%*:
Chesapeake Corp.+	6.00%	9/30/2020	497,500	792,596	834,384
Coveris+	5.25%	5/8/2019	64,612	64,308	65,278
Coveris	5.75%	5/8/2019	500,000	686,749	694,205

Total Containers, Packaging and Glass			1,062,112	1,543,653	1,593,867

Diversified/Conglomerate Manufacturing — 0.8%*:
Information Resources, Inc.	4.75%	9/30/2020	79,320	78,949	79,651
Marine Acquisition Corp.	5.25%	1/30/2021	55,402	55,130	55,610

Babson Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2014

	Effective Interest Rate ‡	Due Date	Principal	Cost	Fair Value
Diversified/Conglomerate Manufacturing (continued):
Quality Home Brands Holdings	7.75%	5/25/2018	131,507	$130,255	$132,273
ValleyCrest Co. LLC	5.50%	6/13/2019	165,831	166,800	167,075

Total Diversified/Conglomerate Manufacturing			432,060	431,134	434,609

Diversified/Conglomerate Service — 3.9%*:
Aquilex Holdings LLC	5.00%	12/31/2020	100,071	99,828	100,363
Power Team Services LLC	8.25%	11/6/2020	300,000	298,539	297,000
Rent-A-Center, Inc.	3.75%	2/6/2021	500,000	497,500	497,500
RP Crown Parent LLC	6.00%	12/21/2018	555,159	557,495	552,844
RP Crown Parent LLC	11.25%	12/20/2019	178,571	184,242	180,804
Triple Point Technology, Inc.	5.25%	7/10/2020	445,033	405,586	418,331
Triple Point Technology, Inc.	9.25%	7/9/2021	63,830	58,516	58,245

Total Diversified/Conglomerate Service			2,142,664	2,101,706	2,105,087

Electronics — 1.5%*:
AI Avocado Holding B.V.+	4.98%	11/17/2020	500,000	681,472	688,825
Kronos, Inc.	9.75%	4/30/2020	53,534	53,266	55,407
Presidio, Inc.	4.75%	3/31/2017	70,863	70,509	71,173

Total Electronics			624,397	805,247	815,405

Finance — 2.0%*:
AssuredPartners Capital, Inc.	4.50%	3/19/2022	68,432	67,747	67,747
AssuredPartners Capital, Inc.	8.00%	3/31/2021	153,922	153,152	153,152
Confie Seguros Holdings II Co.	5.75%	5/8/2019	148,508	148,508	149,158
Confie Seguros Holdings II Co.	10.25%	11/9/2018	227,852	226,819	228,023
National Financial Partners Corp.	5.25%	7/1/2020	66,599	66,599	66,911
P2 Newco Acquisition, Inc.	9.50%	10/22/2021	103,373	102,392	104,407
Sedgwick, Inc.	3.75%	3/1/2021	298,651	297,913	295,292

Total Finance			1,067,337	1,063,130	1,064,690

Healthcare, Education and Childcare — 3.8%*:
Aenova Holding GmbH+	5.23%	9/27/2019	600,000	775,208	827,829
Heartland Dental Care, Inc.	5.50%	12/21/2018	97,757	97,297	98,205
Kindred Healthcare, Inc.	4.00%	4/9/2021	103,306	103,048	103,565
Phibro Animal Health Corp.	4.00%	3/10/2021	89,304	89,081	89,304
RadNet Management, Inc.	8.00%	3/5/2021	59,022	58,432	58,653
Synarc-Biocore Holdings LLC	5.50%	3/5/2021	400,881	396,884	399,377
Synarc-Biocore Holdings LLC	9.25%	3/4/2022	500,000	495,014	497,500

Total Healthcare, Education and Childcare			1,850,270	2,014,964	2,074,433

Hotels, Motels, Inns and Gaming — 0.2%*:
Marina District Finance Co., Inc.	6.75%	8/15/2018	94,609	93,709	95,870

Insurance — 0.9%*:
Asurion LLC	5.00%	5/24/2019	487,909	485,213	488,705

Leisure, Amusement, Entertainment — 0.2%*:
Town Sports International, Inc.	4.50%	11/15/2020	90,436	90,007	89,343

Machinery Non-Agriculture, Non-Construction, Non-Electronic — 0.8%*:
Capital Safety North America Holdings, Inc.	4.00%	3/13/2021	190,875	190,637	190,493
Capital Safety North America Holdings, Inc.	7.25%	3/13/2022	125,831	125,673	126,539
Milacron LLC	4.00%	3/30/2020	122,573	122,389	122,497

Total Machinery Non-Agriculture, Non- Construction, Non-Electronic			439,279	438,699	439,529

Mining, Steel, Iron and Non-Precious Metals — 0.6%*:
Boomerang Tube LLC	11.00%	10/11/2017	259,649	253,906	251,860

Babson Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2014

	Effective Interest Rate ‡	Due Date	Principal	Cost	Fair Value
Mining, Steel, Iron and Non-Precious Metals (continued):
Murray Energy Corp.	5.25%	12/5/2019	99,426	$98,953	$100,171

Total Mining, Steel, Iron and Non-Precious Metals			359,075	352,859	352,031

Oil and Gas — 0.6%*:
Fieldwood Energy LLC	8.38%	9/30/2020	324,231	315,165	337,268

Personal and Non-Durable Consumer Products Mfg. Only — 0.9%*:
Pacific Industrial Services US Finco LLC+	5.00%	10/2/2018	497,500	495,234	503,719

Printing and Publishing — 1.8%*:
Emap B2B+	5.13%	10/31/2017	221,928	339,190	353,337
Emap B2B+	5.13%	10/31/2017	334,745	456,809	442,715
SuperMedia, Inc.	11.60%	12/30/2016	257,915	196,989	192,523

Total Printing and Publishing			814,588	992,988	988,575

Retail Stores — 1.1%*:
FleetPride Corp.	5.25%	11/19/2019	221,103	217,830	218,007
Smart and Final Stores LLC	4.75%	11/15/2019	139,157	138,822	139,157
The Talbots, Inc.	5.00%	3/13/2020	250,000	248,750	249,688

Total Retail Stores			610,260	605,402	606,852

Telecommunications — 2.4%*:
Altice Financing SA+	5.50%	7/15/2019	264,961	267,664	270,149
CDS Holdco III B.V.+	4.98%	9/30/2020	500,000	672,303	693,564
Sungard Availability Services Capital, Inc.	6.00%	3/25/2019	306,330	304,798	306,713

Total Telecommunications			1,071,291	1,244,765	1,270,426

Total Bank Loans			15,451,086	16,984,274	17,245,615

Corporate Bonds — 52.4%*:

Aerospace and Defense — 1.6%*:
AAR Corp.	7.25%	1/15/2022	500,000	522,697	541,250
Aguila 3 SA+	7.88%	1/31/2018	250,000	287,669	299,163

Total Aerospace and Defense			750,000	810,366	840,413

Automobile — 6.0%*:
Allied Specialty Vehicles, Inc.^	8.50%	11/1/2019	1,000,000	1,034,724	1,065,000
Cooper-Standard Holding, Inc. PIK^	7.38%	4/1/2018	500,000	504,489	511,880
Grupo Antolin Dutch B.V.+	4.75%	4/1/2021	100,000	138,615	139,308
International Automotive Components Group SA^	9.13%	6/1/2018	619,000	639,493	653,045
Jaguar Land Rover Automotive PLC+	5.00%	2/15/2022	200,000	331,690	338,834
JB Poindexter & Co., Inc.^	9.00%	4/1/2022	500,000	527,492	535,000

Total Automobile			2,919,000	3,176,503	3,243,067

Beverage, Food and Tobacco — 0.5%*:
Albain Bidco Norway AS+	6.75%	11/1/2020	200,000	274,270	284,485

Broadcasting and Entertainment — 3.0%*:
Arqiva Broadcast Finance PLC+	9.50%	3/31/2020	350,000	594,463	665,193
CET 21 Spol Sro+	9.00%	11/1/2017	200,000	284,136	294,817
RCN Telecom Services LLC/RCN Capital Corp.^	8.50%	8/15/2020	500,000	497,645	528,750
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH+	6.25%	1/15/2029	100,000	133,825	149,888

Total Broadcasting and Entertainment			1,150,000	1,510,069	1,638,648

Buildings and Real Estate — 2.3%*:
Deutsche Raststaetten Gruppe IV GmbH+	6.75%	12/30/2020	100,000	135,605	150,508
US Concrete, Inc.^	8.50%	12/1/2018	230,000	230,000	249,550
William Lyon Homes, Inc.^	5.75%	4/15/2019	310,000	310,000	313,875

Babson Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2014

	Effective Interest Rate ‡	Due Date	Principal	Cost	Fair Value
Buildings and Real Estate (continued):
William Lyon Homes, Inc.	8.50%	11/15/2020	500,000	$530,633	$556,250

Total Buildings and Real Estate			1,140,000	1,206,238	1,270,183

Cargo Transport — 2.0%*:
Kenan Advantage Group, Inc. (The)^	8.38%	12/15/2018	500,000	523,785	525,000
Moto Finance PLC+	10.25%	3/15/2017	300,000	522,640	540,157

Total Cargo Transport			800,000	1,046,425	1,065,157

Chemicals, Plastics and Rubber — 2.0%*:
Ciech Group Financing AB+	9.50%	11/30/2019	200,000	296,639	318,816
INEOS Group Holdings SA	5.75%	2/15/2019	100,000	136,400	141,192
Pinnacle Operating Corp.^	9.00%	11/15/2020	600,000	618,441	648,000

Total Chemicals, Plastics and Rubber			900,000	1,051,480	1,108,008

Containers, Packaging and Glass — 2.0%*:
GCS Holdco Finance I SA+	6.50%	11/15/2018	100,000	133,495	146,203
Innovia Group Finance PLC+	5.29%#	3/31/2020	100,000	135,987	139,143
Mustang Merger Corp.^	8.50%	8/15/2021	750,000	745,541	821,250

Total Containers, Packaging and Glass			950,000	1,015,023	1,106,596

Diversified/Conglomerate Manufacturing — 1.8%*:
Appvion, Inc.^	9.00%	6/1/2020	500,000	515,490	510,000
CTP Transportation Products LLC/CTP Finance, Inc.^	8.25%	12/15/2019	290,000	290,000	312,475
Metsa Board Oyj+	4.00%	3/13/2019	100,000	137,486	137,834

Total Diversified/Conglomerate Manufacturing			890,000	942,976	960,309

Farming and Agriculture — 1.1%*:
Chiquita Brands International, Inc.	4.25%	8/15/2016	60,000	60,371	61,050
Chiquita Brands International, Inc./Chiquita Brands LLC	7.88%	2/1/2021	488,000	520,197	544,730

Total Farming and Agriculture			548,000	580,568	605,780

Finance — 2.6%*:
Galaxy Bidco Ltd.+	6.38%	11/15/2020	100,000	161,665	171,883
Galaxy Finco Ltd.+	7.88%	11/15/2021	200,000	327,260	344,183
Lowell Group Financing PLC+	5.88%	4/1/2019	100,000	166,730	166,332
Nuveen Investments, Inc.	5.50%	9/15/2015	280,000	270,867	284,200
TMF Group Holding BV+	9.88%	12/1/2019	300,000	423,197	461,857

Total Finance			980,000	1,349,719	1,428,455

Grocery — 0.6%*:
Premier Foods PLC+	6.50%	3/15/2021	200,000	340,197	341,799

Healthcare, Education and Childcare — 3.0%*:
Care UK Health & Social Care PLC+	9.75%	8/1/2017	300,000	495,614	532,044
Elli Finance UK PLC+	8.75%	6/15/2019	100,000	175,388	185,634
Priory Group No. 3 PLC+	8.88%	2/15/2019	500,000	808,259	880,255

Total Healthcare, Education and Childcare			900,000	1,479,261	1,597,933

Hotels, Motels, Inns and Gaming — 0.6%*:
Gala Electric Casinos PLC+	11.50%	6/1/2019	100,000	179,845	181,406
NH Hoteles SA+	6.88%	11/15/2019	100,000	135,775	149,406

Total Hotels, Motels, Inns and Gaming			200,000	315,620	330,812

Insurance — 1.8%*:
Hastings Insurance Group Finance PLC+	8.00%	10/21/2020	100,000	159,915	174,217
Towergate Finance PLC+	8.50%	2/15/2018	350,000	588,899	619,972
Towergate Finance PLC+	10.50%	2/15/2019	100,000	171,354	176,718

Total Insurance			550,000	920,168	970,907

Leisure, Amusement, Entertainment — 2.4%*:
Travelex Financing PLC+	8.00%	8/1/2018	200,000	316,880	363,785

Babson Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2014

	Effective Interest Rate ‡	Due Date	Principal	Cost	Fair Value
Leisure, Amusement, Entertainment (continued):
Vougeot Bidco PLC+	7.88%	7/15/2020	500,000	$850,536	$910,131

Total Leisure, Amusement, Entertainment			700,000	1,167,416	1,273,916

Machinery Non-Agriculture, Non-Construction, Non-Electronic — 2.0%*:
Channel Link Enterprises Finance PLC+	3.64%#	6/30/2050	100,000	128,245	134,665
KraussMaffei Group GmbH+	8.75%	12/15/2020	100,000	145,590	154,319
Xerium Technologies, Inc.	8.88%	6/15/2018	720,000	743,391	768,600

Total Machinery Non-Agriculture, Non- Construction, Non-Electronic			920,000	1,017,226	1,057,584

Oil and Gas — 7.0%*:
Calumet Specialty Products Partners LP/Calumet Finance Corp.^	6.50%	4/15/2021	500,000	500,000	503,750
Halcon Resources Corp.^	9.75%	7/15/2020	365,000	374,711	392,375
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC	9.25%	6/1/2021	500,000	497,624	522,500
Millennium Offshore Services Superholdings LLC^+	9.50%	2/15/2018	500,000	523,769	530,000
Niska Gas Storage Canada ULC/Niska Gas Storage Canada Finance Corp.^+	6.50%	4/1/2019	1,000,000	1,000,000	985,000
Sabine Oil & Gas LLC/Sabine Oil & Gas Finance Corp.	9.75%	2/15/2017	500,000	522,480	517,500
Shelf Drilling Holdings Ltd.^+	8.63%	11/1/2018	285,000	301,367	308,512

Total Oil and Gas			3,650,000	3,719,951	3,759,637

Personal, Food and Miscellaneous — 2.2%*:
Brakes Capital+	7.13%	12/15/2018	200,000	326,545	340,099
Cerved Group SpA+	8.00%	1/15/2021	300,000	406,470	455,724
TeamSystem Holding SpA+	7.38%	5/15/2020	250,000	331,100	366,653

Total Personal, Food and Miscellaneous			750,000	1,064,115	1,162,476

Retail Stores — 5.2%*:
Brighthouse Group PLC+	7.88%	5/15/2018	300,000	489,867	530,674
Guitar Center, Inc.^	6.50%	4/15/2019	485,000	479,873	481,969
House of Fraser Funding PLC+	8.88%	8/15/2018	200,000	347,691	361,771
HSS Financing PLC+	6.75%	8/1/2019	100,000	165,525	172,967
New Look Bondco I PLC+	8.75%	5/14/2018	450,000	732,177	804,653
Pendragon PLC+	6.88%	5/1/2020	100,000	172,515	178,385
Takko Luxembourg 2 S.C.A.+	9.88%	4/15/2019	200,000	256,681	256,794

Total Retail Stores			1,835,000	2,644,329	2,787,213

Telecommunications — 2.7%*:
eircom Finance Ltd.+	9.25%	5/15/2020	100,000	149,556	152,747
Manutencoop Facility Management SpA+	8.50%	8/1/2020	200,000	263,615	305,149
Play Finance 2 SA+	5.25%	2/1/2019	100,000	136,855	140,520
Telenet Finance V Luxembourg SCA+	6.75%	8/15/2024	200,000	276,580	304,461
UPC Holding BV+	6.75%	3/15/2023	200,000	213,087	247,158
Wind Acquisition Finance SA^	11.75%	7/15/2017	300,000	316,508	316,125

Total Telecommunications			1,100,000	1,356,201	1,466,160

Total Corporate Bonds			22,032,000	26,988,121	28,299,538

Total Fixed Income			45,258,086	51,243,911	52,761,686

Short-Term Investment — 0.8%*:

Bank Deposit — 0.8%*:
State Street Bank & Trust Co. Euro Time Deposit	0.01%	4/1/2014	435,790	435,790	435,790

Total Investments			45,693,876	51,679,701	53,197,476

Other assets and liabilities — 1.4%*					767,238

Net Assets — 100.0%					$53,964,714

Babson Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2014

PIK	Payment-in-kind
‡	The effective interest rates are based on settled commitment amount.
*	Calculated as a percentage of net assets applicable to common shareholders.
+	Foreign security.
Distributions of investments by country of issue (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

US United States	41.0%
UK United Kingdom	20.3%
KY Cayman Islands	13.0%
DE Germany	6.1%
NL Netherlands	4.2%
FR France	2.3%
IT Italy	2.1%
CA Canada	1.9%
AE United Arab Emirates	1.6%
LU Luxembourg	1.0%
IE Ireland	1.0%
Other (Individually less than 1%)	5.5%

Total	100.0%

^	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.
§	Bank loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for bank loans are the current interest rates at March 31, 2014. Bank loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown.
#	Variable rate security. The interest rate shown is the rate in effect at March 31, 2014.

A summary of outstanding financial instruments at March 31, 2014 is as follows:

Forward Foreign Currency Exchange Contracts to Buy

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION
04/11/14	State Street Bank & Trust Co.	EUR	152,813	210,518	211,446	$(928)

Forward Foreign Currency Exchange Contracts to Sell

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION
04/11/14	State Street Bank & Trust Co.	CHF	492,617	557,267	560,454	$3,187
04/11/14	State Street Bank & Trust Co.	EUR	7,469,798	10,290,562	10,354,808	64,246
04/11/14	State Street Bank & Trust Co.	GBP	6,497,700	10,831,900	10,856,916	25,016

Net unrealized appreciation on forward foreign exchange contracts to sell						$92,449

Currency Legend

CHF – Swiss Franc

EUR – Euro

GBP – British Pound Sterling

Tax Basis

The cost basis of investments for federal income tax purposes at March 31, 2014 for Babson Global Floating Rate Fund and Babson Global Credit Income Opportunities Fund (each a “Fund” and collectively the “Funds”) was as follows:

Babson Global Floating Rate Fund
Cost of investments	$90,197,017
Gross unrealized appreciation	1,097,903
Gross unrealized depreciation	(126,129)

Net unrealized appreciation	$971,774

Babson Global Credit Income Opportunities Fund
Cost of investments	$51,681,344
Gross unrealized appreciation	1,645,923
Gross unrealized depreciation	(129,791)

Net unrealized appreciation	$1,516,132

Fair Value

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. For example, market participants would consider the risk inherent in a particular valuation technique used to measure fair value, such as a pricing model, and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used as of March 31, 2014 in valuing the Funds’ investments:

Babson Global Floating Rate Fund

				Total
Description	Level 1	Level 2	Level 3	Investments
Assets:*
Fixed Income:
Bank Loans	$—	$72,393,970	$498,810	$72,892,780
Corporate Bonds	—	9,066,157	—	9,066,157
Total Fixed Income	—	81,460,127	498,810	81,958,937

Short-Term Investment:
Bank Deposit	—	9,209,854	—	9,209,854
Total Short-Term Investment	—	90,669,981	498,810	91,168,791

Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	125,131	—	125,131
Total Derivative Securities	—	125,131	—	125,131

Total Investments	$—	$90,795,112	$498,810	$91,293,922

*	There were no transfers between levels during the period ended March 31, 2014.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investments in Securities	Balance as of September 16, 2013*	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Transfers In (Out) of Level 3	Accrued Premiums/ Discounts	Net Purchases & Sales	Balance as of March 31, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Held at March 31, 2014
Fixed Income
Bank Loans	$—	$17	$7,079	$—	$404	$491,310	$498,810	$7,079

Total	$—	$17	$7,079	$—	$404	$491,310	$498,810	$7,079

*	Fund commenced operations on September 16, 2013.

Babson Global Credit Income Opportunities Fund

Description	Level 1	Level 2	Level 3	Total Investments
Assets:*
Fixed Income:
Asset-Backed Securities	$—	$7,216,533	$—	$7,216,533
Bank Loans	—	16,746,805	498,810	17,245,615
Corporate Bonds	—	28,299,538	—	28,299,538
Total Fixed Income	—	52,262,876	498,810	52,761,686

Short-Term Investment:
Bank Deposit	—	435,790	—	435,790
Total Short-Term Investment	—	435,790	—	435,790

Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	92,449	—	92,449
Total Derivative Securities	—	92,449	—	92,449

Total Investments	$—	$52,791,115	$498,810	$53,289,925

Liabilities:*
Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	(928)	—	(928)
Total Derivative Securities	—	(928)	—	(928)

Total Investments	$—	$52,790,187	$498,810	$53,288,997

*	There were no transfers between levels during the period ended March 31, 2014.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investments in Securities	Balance as of September 16, 2013*	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Transfers In (Out) of Level 3	Accrued Premiums/ Discounts	Net Purchases & Sales	Balance as of March 31, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Held at March 31, 2014
Fixed Income
Bank Loans	$—	$17	$7,079	$—	$404	$491,310	$498,810	$7,079

Total	$—	$17	$7,079	$—	$404	$491,310	$498,810	$7,079

*	Fund commenced operations on September 16, 2013.

Derivative Instruments

The following is a description of the derivative instruments that the Funds utilize as part of their investment strategy, including the primary underlying risk exposures related to the instrument.

Forward Foreign Currency Exchange Contracts

The Funds are subject to foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may use forward currency exchange contracts to hedge against changes in the value of foreign currencies. The Funds may enter into forward currency exchange contracts obligating the Funds to deliver or receive a currency at a specified future date. Forward contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract expires. Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. The Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk quarterly. The Funds are also subject to credit risk with respect to the counterparties to the derivative contracts which are not cleared through a central counterparty, but instead are traded over-the-counter between two counterparties. If a counterparty to an over-the-counter derivative becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Funds may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Funds may obtain only a limited recovery or may obtain no recovery in such circumstances. The counterparty risk for cleared derivatives is generally lower than for uncleared over-the-counter derivative transactions since generally a clearing organization becomes substituted for each counterparty to a cleared derivative contract and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members, will satisfy its obligations to the Funds. In addition, in the event of a bankruptcy of a clearing house, the Funds could experience a loss of the funds deposited with such clearing house as margin and of any profits on its open positions. The counterparty risk to the Funds is limited to the net unrealized gain, if any, on the contract.

The use of forward currency exchange contracts does not eliminate fluctuations in the underlying prices of the Funds’ investment securities; however, it does establish a rate of exchange that can be achieved in the future. The use of forward currency exchange contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward currency exchange contract would limit the risk of loss due to a decline in the value of a particular currency; however, it would also limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the amount of receivable or payable reflected on the Statement of Assets and Liabilities. During the period from September 16, 2013, date of inception, through March 31, 2014, the Funds’ direct investment in derivatives consisted of forward foreign currency exchange contracts.

The following is a summary of the fair value of derivative instruments held directly by the Funds as of March 31, 2014. These derivatives are presented in the Funds’ Schedule of Investments.

Babson Global Floating Rate Fund

ASSET DERIVATIVES
	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FOREIGN EXCHANGE CONTRACTS RISK
Forward Foreign Currency Exchange Contracts	Unrealized appreciation on open forward foreign currency exchange contracts	$125,131

Total		$125,131

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS
	FOREIGN EXCHANGE CONTRACTS RISK
Forward Foreign Currency Exchange Contracts(1)	$15,904,042

Babson Global Credit Income Opportunities Fund

ASSET DERIVATIVES
	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FOREIGN EXCHANGE CONTRACTS RISK
Forward Foreign Currency Exchange Contracts	Unrealized appreciation on open forward foreign currency exchange contracts	$92,449

Total		$92,449

LIABILITY DERIVATIVES
	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FOREIGN EXCHANGE CONTRACTS RISK
Forward Foreign Currency Exchange Contracts	Unrealized depreciation on open forward foreign currency exchange contracts	$928

Total		$928

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS
	FOREIGN EXCHANGE CONTRACTS RISK
Forward Foreign Currency Exchange Contracts(1)	$18,007,966

(1)	Volume of derivative activity is based on an average of month-end notional amounts outstanding during the period.

Item 2. Controls and Procedures

(a) The Registrant’s Principal Executive and Principal Financial Officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17CFR 270.30a-3(c)), are effective as of a date within 90 days of the filing date of the report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d15(d)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are attached hereto as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Babson Capital Funds Trust

By:	/s/ Anthony J. Sciacca
President (Principal Executive Officer)

Date:	May 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Anthony J. Sciacca
President (Principal Executive Officer)

Date:	May 29, 2014

By:	/s/ Patrick Hoefling
Chief Financial Officer (Principal Financial Officer)

Date:	May 29, 2014